Income Taxes - Schedule of Provision for Income Tax (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Income Tax Disclosure [Abstract]
Current, Local
Current, Foreign
Deferred, Local
Deferred, Foreign
Income tax expense